Risk and sensitivity analysis - US, variable annuity guarantees (Details) - Jackson (US insurance operations) - Variable annuities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
GMDB | Return of net deposits plus a minimum return
Risk and sensitivity analysis
Account value	£ 98,653	£ 100,451
Net amount at risk	£ 4,437	£ 1,665
Weighted average attained age	66 years 6 months	66 years
GMDB | Return of net deposits plus a minimum return | Minimum
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
GMDB | Return of net deposits plus a minimum return | Maximum
Risk and sensitivity analysis
Minimum return (as a percent)	6.00%	6.00%
GMDB | Highest specified anniversary account value minus withdrawals post-anniversary
Risk and sensitivity analysis
Account value	£ 8,531	£ 9,099
Net amount at risk	£ 1,113	£ 96
Weighted average attained age	67 years 1 month 6 days	66 years 6 months
GMDB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Risk and sensitivity analysis
Account value	£ 5,454	£ 5,694
Net amount at risk	£ 1,217	£ 426
Weighted average attained age	69 years 6 months	69 years
GMDB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary | Minimum
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
GMDB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary | Maximum
Risk and sensitivity analysis
Minimum return (as a percent)	6.00%	6.00%
GMIB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Risk and sensitivity analysis
Account value	£ 1,256	£ 1,484
Net amount at risk	£ 648	£ 436
Period until expected annuitisation	1 month 6 days	4 months 24 days
GMIB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary | Minimum
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
GMIB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary | Maximum
Risk and sensitivity analysis
Minimum return (as a percent)	6.00%	6.00%
GMWB | Return of net deposits plus a minimum return
Risk and sensitivity analysis
Account value	£ 197	£ 235
Net amount at risk	£ 20	£ 13
GMWB | Return of net deposits plus a minimum return | Minimum
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
GMWB | Return of net deposits plus a minimum return | Maximum
Risk and sensitivity analysis
Minimum return (as a percent)	5.00%	5.00%
Compound interest equivalent of minimum return (as a percent)	4.10%
Bonus period for compound interest equivalent of minimum return	10 years
GMWB | Return of net deposits - premium only
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
Account value	£ 1,924	£ 2,133
Net amount at risk	62	20
GMWB | Highest specified anniversary account value minus withdrawals post-anniversary
Risk and sensitivity analysis
Account value	535	667
Net amount at risk	89	47
GMWB | Highest specified anniversary account value only
Risk and sensitivity analysis
Account value	2,220	2,447
Net amount at risk	314	51
GMWB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Risk and sensitivity analysis
Account value	91,788	93,227
Net amount at risk	£ 16,835	£ 4,393
GMWB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary | Minimum
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
GMWB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary | Maximum
Risk and sensitivity analysis
Minimum return (as a percent)	8.00%	8.00%
Compound interest equivalent of minimum return (as a percent)	6.00%
Bonus period for compound interest equivalent of minimum return	10 years
GMAB | Return of net deposits - premium only
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
Account value	£ 26	£ 38